Nature of Operations and Continuance of Business (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	May 10, 2011
Nature of Operations and Continuance of Business {2}
costs associated with the collaborative arrangement, which are included in Exploration Costs.	$ 10,000
Increase in authorized shares of common stock to		150,000,000
Number of common stock existing shares held		1
Number of common stock split into		20